Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combinations

NOTE 3	Business Combinations
MUFG Union Bank Acquisition
On December 1, 2022, the Company acquired MUB’s core regional banking franchise from Mitsubishi UFJ Financial Group, Inc. Pursuant to the terms of a previously announced Share Purchase Agreement, the Company acquired all of the issued and outstanding shares of common stock of MUB for a purchase price consisting of
 $5.5
billion in cash and approximately
 44
million shares of common stock of the Company. Under the terms of the Share Purchase Agreement, the purchase price was based on MUB having a tangible book value of $6.25 billion at the closing of the acquisition. At the closing of the acquisition, MUB had
 $3.5
billion in capital over the $6.25
billion tangible book value target. The additional capital received is held at the MUB subsidiary and is required to be repaid to Mitsubishi UFJ Financial Group, Inc. on or prior to the fifth anniversary date of the completion of the purchase, in accordance with the terms of the Share Purchase Agreement. As such, it is recognized as debt at the parent company. The transaction excludes the purchase of substantially all of MUB’s Global Corporate & Investment Bank (other than certain deposits), certain middle and back office functions, and other assets. This transaction has been accounted for as a business combination. Accordingly, the assets acquired and liabilities assumed from MUB were recorded at fair value as of the acquisition date. The determination of fair value requires management to make estimates about discount rates, future expected cash flows, market conditions and other future events that are highly subjective in nature and subject to change. Fair value estimates related to the assets and liabilities from MUB are subject to adjustment for up to one year after the closing date of the acquisition as additional information becomes available. Valuations subject to adjustment include, but are not limited to, loans, certain deposits, certain other assets, customer relationships and the core deposit benefits intangible.
In connection with the transaction, the Company incurred $329 million of nonrecurring merger and integration charges during 2022 recorded within noninterest expense. These expenses are primarily comprised of personnel, legal, advisory and technology related costs.
The following table includes the fair value of consideration transferred and the preliminary fair value of the identifiable tangible and intangible assets and liabilities from MUB:

December 1, 2022 (Dollars in Millions)
Acquisition consideration
Cash	$5,500
Market value of shares of common stock	2,014

Total consideration transferred at acquisition close date	7,514
Discounted liability to Mitsubishi UFJ Financial Group, Inc. (a)	2,944

Total	$10,458

Fair Value of MUB assets and liabilities
Assets
Cash and due from banks	$17,757
Investment securities	22,725
Loans held for sale	2,220
Loans	53,374
Less allowance for loan losses	(336)

Net loans	53,038
Premises and equipment	646
Other intangible assets (excluding goodwill)	2,883
Other assets	4,719

Total assets	$103,988

Liabilities
Deposits	$86,108
Short-term borrowings	4,207
Long-term debt	2,584
Other liabilities	2,854

Total liabilities	95,753

Less: Net assets	$8,235

Goodwill	$2,223
(a)
Represents $3.5
billion of noninterest-bearing additional capital held by MUB upon close of the acquisition to be delivered to Mitsubishi UFJ Financial Group, Inc. on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, per authoritative accounting guidance.

Preliminary goodwill of
$
2.2

billion recorded in connection with the transaction resulted from the reputation, operating model and expertise of MUB. The amount of goodwill recorded reflects the increased market share and related synergies that are expected to result from the acquisition, and represents the excess purchase price over the estimated fair value of the net assets from MUB. The goodwill was allocated to the Company’s business segments on a preliminary basis and is not deductible for income tax purposes. Refer to Note 11 for the amount of goodwill allocated to each business segment in connection with the transaction.
The following table includes the fair value and unpaid principal balance of the loans from the MUB acquisition:

December 1, 2022 (Dollars in Millions)	Unpaid Principal Balance	Fair Value
Commercial	$11,771	$11,366
Commercial real estate	14,397	13,843
Residential mortgages	28,256	26,247
Credit card	299	212
Other retail	1,397	1,370
Total loans	$56,120	$53,038
Other intangible assets from the
MUB
acquisition, as of December 1, 2022, consisted of the following:

(Dollars in Millions)	Weighted-average Estimated Life	Amortization Method		Fair Value
Mortgage servicing rights	–	(a	)	$147
Core deposit benefits	10 years	Accelerated		2,710
Other	11 years	Accelerated		26

Total other intangible assets (excluding goodwill)				$2,883
(a)	Mortgage servicing rights are recorded at fair value and are not amortized.

Valuation Methodologies
The methods used to determine the fair values of the significant assets acquired
and liabilities a
ssumed
as part of the MU
B
acquisition are described below.
Cash and Due from Banks
The carrying amount of these assets is a reasonable estimate of fair value based on the short-term nature of these assets.
Investment Securities
Fair value estimates for the investment securities were determined by using quoted market prices for identical securities in active markets when available. For certain securities where quoted market prices were not readily available, the Company utilized a third-party pricing service. The third-party pricing service used a variety of methods that incorporated relevant market data to arrive at an estimate of what a buyer in the marketplace would have paid for these securities under current market conditions. These methods included the use of quoted prices for similar securities, inactive transaction prices and broker quotes, as well as discounted cash flow methodologies.
Loans Held for Sale
Fair value estimates for loans held for sale were valued based on quoted market prices, where available, and by comparison to instruments with similar collateral and risk profiles.
Loans
Fair value estimates for loans were based on discounted cash flow methodologies that considered credit loss and prepayment expectations, market interest rates and other market factors, such as liquidity, from the perspective of a market participant.

Loan cash flows were generated on an individual loan basis. The probability of default, loss given default, exposure at default and prepayment assumptions were the key factors in determining expected credit losses which were embedded into the estimated cash flows.

Core Deposit Benefits
This intangible asset represents the economic benefit created by certain client deposit relationships by way of favorable funding relative to alternative sources. The fair value was estimated utilizing the after-tax cost savings method of the income approach. Appropriate consideration was given to deposit costs including cost of funds, net maintenance costs or servicing costs, client retention and alternative funding source costs at the time of acquisition. The discount rate used was derived taking into account the estimated cost of equity, risk-free return rate and risk premium for the market and specific risk related to the asset’s cash flows.
Other Assets
Included in other assets are
tax-advantaged
investments promoting affordable housing. The fair value of these investments was estimated based on the value of the expected future benefits.
Deposits and Borrowed Funds
The fair values for deposits, short-term borrowings and long-term debt were estimated by discounting contractual cash flows using current market rates for instruments with similar maturities.
The following table presents financial results of MUB included in the Consolidated Statement of Income from the date of acquisition through December 31, 2022.

(Dollars in Millions)	One Month Ended December 31, 2022
Net interest income	$255
Noninterest income	(38	) (a)
Net income ( loss )	(562)
(a)	Includes realized losses on investment securities sold.
The following table presents unaudited pro forma results as if the acquisition of MUB by the Company occurred on January 1, 2021 and includes the impact of amortizing and accreting certain estimated purchase accounting adjustments such as intangible assets as well as fair value adjustments to investment securities, loans, deposits and long-term debt. The pro forma information does not necessarily reflect the results that would have occurred had the Company acquired MUB on January 1, 2021.

Year Ended December 31 (Dollars in Millions)	2022	2021
Net interest income	$17,541	$14,958
Noninterest income	10,068	11,071
Net income	7,184	7,187
The Company initially measures the amortized cost of a PCD loan by adding the acquisition date estimate of expected credit losses to the loan’s purchase price. The initial allowance for credit losses for PCD loans of $336 million was established through an adjustment to the MU
B
loan balance reflected in the related purchase accounting mark.
Non-PCD
loans and PCD loans had a fair value of $
48.5
billion and $
4.5
billion, respectively, at the
acquisition date with unpaid principal balances
of $51.0 billion and $5.1 billion, respectively. In accordance with authoritative accounting guidance, there was no carryover of the allowance for credit losses that had been previously recorded by MUB. Subsequent to acquisition, the Company recorded an allowance for credit losses primarily
on
non-PCD
loans of $662 million through an increase to the provision for credit losses.
The following table provides information about the determination of the purchase price of PCD loans at the acquisition date:

December 1, 2022 (Dollars in Millions)
Principal balance	$5,097
Allowance for credit losses at acquisition	(336)
Non-credit discount	(213)
Purchase price	$4,548